LEASES - Weighted-Average Remaining Term and Discount Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Remaining lease term (in years)	6 years 1 month 6 days	7 years 2 months 12 days
Discount rate (as a percent)	6.23%	4.96%